Contents of Significant Accounts - Earnings Per Share (Detail) $ / shares in Units, $ / shares in Units, shares in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 TWD ($) $ / shares shares	Dec. 31, 2016 TWD ($) $ / shares shares	Dec. 31, 2015 TWD ($) $ / shares shares
Earnings per share-basic
Net income attributable to the parent company	$ 326,474	$ 9,676,698	$ 8,621,147	$ 13,254,071
Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	11,994,760	11,994,760	12,098,826	12,336,388
Earnings per share-basic (NTD) | (per share)	$ 0.03	$ 0.81	$ 0.71	$ 1.07
Earnings per share-diluted
Net income attributable to the parent company	$ 326,474	$ 9,676,698	$ 8,621,147	$ 13,254,071
Effect of dilution
Unsecured convertible bonds | $		288,091	282,325	172,592
Income attributable to stockholders of the parent | $		$ 9,964,789	$ 8,903,472	$ 13,426,663
Weighted-average number of common stocks for basic earnings per share (thousand shares)	11,994,760	11,994,760	12,098,826	12,336,388
Effect of dilution
Employees' compensation	83,981	83,981	99,122	143,726
Employee stock options	0	0	0	3,199
Unsecured convertible bonds	1,193,935	1,193,935	1,152,306	687,493
Weighted-average number of common stocks after dilution (thousand shares)	13,272,676	13,272,676	13,350,254	13,170,806
Diluted earnings per share (NTD) | (per share)	$ 0.03	$ 0.75	$ 0.67	$ 1.02